Summary of Significant Accounting Policies (Details)			3 Months Ended	12 Months Ended
	Jan. 01, 2020 USD ($)	Oct. 01, 2019 USD ($)	Jun. 30, 2018 USD ($)	Dec. 31, 2020 USD ($) item	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Jan. 01, 2019 USD ($)
Number of insurance-related subsidiaries | item				1
Investment Securities
Number of components in which other-than-temporary impairment is segregated | item				2
Non-Accrual Loans
Period of charge off for past due unsecured consumer loans				90 days
Minimum period that past due unsecured loans outstanding may not be placed on nonaccrual status under special circumstances				90 days
Maximum period of non-consumer loans outstanding that is used to evaluate whether loans should be placed on non-accrual status				90 days
Other Real Estate Owned and Repossessed Assets
Other real estate owned				$ 60,487,300	$ 71,103,000
Repossessed assets					7,137,000
Income Taxes
Percentage of likelihood of realization of recognized tax benefit				50.00%
Liability for unrecognized tax benefits				$ 0	0
Interest expense related to uncertain tax positions				0	0	$ 0
Penalties related to uncertain tax positions				0	0	$ 0
Goodwill and Identified Intangible Assets
Goodwill impairment loss		$ 0
Impairment of identified intangible assets				$ 0
Segments of an Enterprise and Related Information
Number of operating segments | item				1
Number of active operating bank subsidiaries | item				5
New Accounting Standards
One-time reclassification from AOCI to retained earnings, relating to the Tax Cuts and Jobs Act of 2017			$ 5,997,000
Right-of-use asset amortization				$ 1,357,000	1,019,000
Retained Earnings (Accumulated Deficit)				$ 2,289,626,000	$ 2,200,568,000
ASU 2016-02
New Accounting Standards
Right of use asset, statement of Financial Position Location							us-gaap:OtherAssets
Lease liability, statement of Financial Position Location							us-gaap:OtherLiabilities
ASU 2016-02 | Adjusted Balance
New Accounting Standards
Right of use asset							$ 6,400,000
Lease liability							$ 6,400,000
ASU 2016-13 | Adjustment
New Accounting Standards
Percentage of Increase in Allowance for Loan Losses	17.20%
Retained Earnings (Accumulated Deficit)	$ 8,300,000